Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 855,000
Previously Paid Amount	0.00
Total Fee Amount	126.20
Total Offset Amount	0.00
Net Fee	126.20
Narrative - Max Aggregate Offering Price	$ 855,000
Final Prospectus	true